Share-based awards- Restricted shares and RSUs (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2014 CNY (¥)	Mar. 31, 2016 CNY (¥) shares
Weighted-average grant-date fair value
Share-based compensation expense | ¥		¥ 16,082	¥ 13,028	¥ 2,844
Restricted shares and RSUs
Summary of changes in the restricted shares and RSUs
Awarded and unvested at beginning of year		67,981,170
Granted		30,865,598
Vested		(20,813,741)
Cancelled/forfeited		(6,196,662)
Awarded and unvested at end of year		71,836,365	67,981,170
Expected to vest					62,144,018
Weighted-average grant-date fair value
Awarded and unvested at beginning of year | $ / shares	$ 45.68
Granted | $ / shares	72.30
Vested | $ / shares	34.60
Cancelled/forfeited | $ / shares	52.35
Awarded and unvested at end of year | $ / shares	59.75
Expected to vest | $ / shares	$ 58.25
Unamortized compensation costs | ¥					¥ 12,688
Weighted average period over which unamortized compensation costs expected be recognized		2 years 1 month 6 days
Share-based compensation expense | ¥		¥ 9,915	¥ 7,767	¥ 2,378
RSUs | Non-employees
Summary of changes in the restricted shares and RSUs
Awarded and unvested at beginning of year		6,447,715
Awarded and unvested at end of year		5,880,443	6,447,715